Trade payables and other current liabilities - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase in accrued expenses	€ 3,000
Accrued expenses - clinical trials	14,373	€ 11,369
Decrease of other trade payables	1,900
Other trade payables	4,766	6,695
Other current non-financial liabilities		200
Decrease in payroll tax and other payroll liabilities	1,100
Decrease in bonus accrual	1,000
Increase in other debts relating supply batches	500
Current contract liabilities	24,381	18,100	€ 16,500
Adjustments for increase (decrease) in contract liabilities	1,600
Non-current contract liabilities	7,411	0
Janssen Pharmaceutica NV
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Current contract liabilities	6,300
Non-current contract liabilities	7,400
LianBio, NBTXR3
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Current contract liabilities	18,100			€ 16,500
312 study
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase of accrued expenses	3,000
NANORAY-1100
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Accrued expenses - clinical trials	3,500	3,400
NANORAY-312
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Other trade payables	€ 500	€ 2,600